Discontinued operations - Additional information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Non-Current Assets Held For Sale And Discontinued Operations [Abstract]
Income from discontinued operations attributable to owners of parent	$ (8,377,660)	$ 35,121,951	$ 45,105,202
Loss from continuing operations	(56,399,672)	(225,575,338)	(219,122,044)
Loss from discontinued operation	$ (54,346,211)	$ (225,575,284)	$ (219,114,475)